Investments - Schedule of Financial Assets Designated at Fair Value Through Other Comprehensive Income (Details) (Parentheticals)	Jun. 30, 2026
Listed Investment in Rapid Critical Metals Ltd [Member]
Schedule of Investment [Line Items]
Increase in traded price percentage	10.00%
Decrease in traded price percentage	10.00%
Listed Investment in NT Minerals [Member]
Schedule of Investment [Line Items]
Increase in traded price percentage	10.00%
Decrease in traded price percentage	10.00%